Stock-Based Compensation (Details Narrative) - USD ($)												3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 12, 2020	Aug. 01, 2020	Jul. 15, 2020	Jul. 14, 2020	Jul. 03, 2020	Aug. 04, 2019	Jul. 23, 2019	May 22, 2019	Aug. 04, 2018	Sep. 14, 2015	Jun. 20, 2007	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 02, 2020	Dec. 31, 2017	Sep. 14, 2017	Sep. 14, 2016
Stock options granted to purchase common stock, issued														900,000
Stock options granted to purchase common stock, outstanding												9,050,000		9,050,000		7,850,000	7,750,000		7,470,000
Charges to operations													$ 5,030		$ 31,046	$ 31,046	$ 73,874
Total deferred compensation expense for outstanding value of unvested stock options														$ 980,000
Intrinsic value of exercisable but unexercised in-the-money stock options												$ 5,496,500		$ 5,496,500		$ 1,664,950
Fair market value, per share														$ 1.17		$ 0.68
Board of Directors [Member]
Number of warrants outstanding acquire common stock					1,000,000
Warrants term, description					September 14, 2020 to September 14, 2025
Closing stock price of warrants																		$ 0.90
Collaboration Agreement [Member] | BioPharmaWorks [Member]
Stock price per share										$ 0.6707
Stock options fully vested amount, fair value										$ 670,715
Number of warrants to purchase common stock										1,000,000
Number of warrants to purchase common stock per warrant										500,000
Warrant exercisable term																				5 years	5 years
Warrants exercise price																				$ 2.00	$ 1.00
Employment Agreement [Member] | Dr. James Miser [Member]
Stock options granted to purchase common stock, issued		500,000
Stock option vested exercisable term		5 years
Fair value of stock options		$ 572,650
Stock price per share		$ 1.1453
Stock options fully vested amount, fair value		$ 143,163
Stock options description		Dr. Miser was granted options for 500,000 shares of the Company's common stock. The options can be exercised on a cashless basis. The options have a term of five years and an exercise price of $1.19 per share, which was equal to the closing price of the Company's common stock on the effective date of the employment agreement. The options vested as to 25% on the effective date, and will vest 25% on each of the first, second and third anniversaries of the effective date. The fair value of these stock options, as calculated pursuant to the Black-Scholes option-pricing model, was determined to be $572,650 ($1.1453 per share), of which $143,163 was attributable to the stock options fully-vested on August 1, 2020 and was therefore charged to operations on that date. The remaining unvested portion of the fair value of the stock options will be charged to operations ratably from August 1, 2020 through August 1, 2023. During the three months and nine months ended September 30, 2020, the Company recorded a charge to operations of $166,697 with respect to these stock options.
Charges to operations												166,697		$ 166,697
Stock option excercise price		$ 1.19
Employment Agreement [Member] | Mr. Weingarten [Member]
Stock options granted to purchase common stock, issued	350,000
Stock option vested exercisable term	5 years
Stock options are exercisable price per share	$ 1.19
Fair value of stock options	$ 400,855
Stock price per share	$ 1.1453
Stock options fully vested amount, fair value	$ 100,214
Stock options description	On August 12, 2020, in connection with the employment agreement entered into with Robert N. Weingarten, Mr. Weingarten was granted options for 350,000 shares of the Company's common stock. The options can be exercised on a cashless basis. The options have a term of 5 years and an exercise price of $1.19 per share, which was equal to the closing price of our common stock on the grant date. The options vested as to 25% on August 12, 2020, and will vest 25% on each of the first, second and third anniversaries of the grant date. The fair value of these stock options, as calculated pursuant to the Black-Scholes option-pricing model, was determined to be $400,855 ($1.1453 per share), of which $100,214 was attributable to the stock options fully-vested on August 12, 2020 and was therefore charged to operations on that date. The remaining unvested portion of the fair value of the stock options will be charged to operations ratably from August 12, 2020 through August 12, 2023. During the three months and nine months ended September 30, 2020, the Company recorded a charge to operations of $113,667, with respect to these stock options.
Charges to operations												113,667		113,667
Winson Sze Chun Ho [Member]
Stock options granted to purchase common stock, issued									200,000
Stock option vested exercisable term									5 years
Stock options are exercisable price per share									$ 0.28
Number of fully vested option issued						100,000			100,000
Fair value of stock options									$ 104,920
Stock price per share									$ 0.2623
Stock options fully vested amount, fair value									$ 101,475
Dr. Yun Yen [Member]
Stock options granted to purchase common stock, issued								50,000	200,000
Stock option vested exercisable term									5 years
Stock options are exercisable price per share									$ 0.28
Number of fully vested option issued						100,000			100,000
Fair value of stock options									$ 104,920
Stock price per share									$ 0.2623
Stock options fully vested amount, fair value									$ 52,460
Dr. Winson Sze Chun Ho, Dr. Yun Yen, Dr. Stephen Forman and Dr. Philip Palmedo [Member]
Stock options granted to purchase common stock, issued								200,000
Stock option vested exercisable term								5 years
Stock options are exercisable price per share								$ 1.10
Stock price per share								$ 0.9453
Stock options fully vested amount, fair value								$ 189,060
Dr. Winson Sze Chun Ho [Member]
Stock options granted to purchase common stock, issued								50,000
Dr. Stephen Forman [Member]
Stock options granted to purchase common stock, issued								50,000
Dr. Philip Palmedo [Member]
Stock options granted to purchase common stock, issued								50,000
Eric Forman [Member]
Stock options granted to purchase common stock, issued								100,000
Stock option vested exercisable term								5 years
Stock options are exercisable price per share								$ 1.10
Number of fully vested option issued								100,000
Stock price per share								$ 0.9453
Stock options fully vested amount, fair value								$ 94,525
Eric Forman [Member] | Employment Agreement [Member]
Stock options granted to purchase common stock, issued			350,000
Stock option vested exercisable term			5 years
Stock options are exercisable price per share			$ 1.19
Number of fully vested option issued	100,214
Fair value of stock options			$ 400,855
Stock price per share			$ 1.1453
Stock options description			On July 15, 2020, as amended on August 12, 2020, in connection with the employment agreement entered into with Eric Forman, Mr. Forman was granted options for 350,000 shares of the Company's common stock. The options can be exercised on a cashless basis. The options have a term of 5 years and an exercise price of $1.19 per share, which was equal to the closing price of the Company's common stock on the grant date. The options vested as to 25% on August 12, 2020, and will vest 25% on each of the first, second and third anniversaries of the grant date. The fair value of these stock options, as calculated pursuant to the Black-Scholes option-pricing model, was determined to be $400,855 ($1.1453 per share), of which $100,214 was attributable to the stock options fully-vested on August 12, 2020 and was therefore charged to operations on that date. The remaining unvested portion of the fair value of the stock options will be charged to operations ratably from August 12, 2020 through August 12, 2023. During the three months and nine months ended September 30, 2020, the Company recorded a charge to operations of $113,667 with respect to these stock options.
Charges to operations												$ 113,667		$ 113,667
Mr. Johnson's [Member]
Stock options granted to purchase common stock, issued							500,000
Stock option vested exercisable term							5 years
Stock options are exercisable price per share							$ 1.10
Stock price per share							$ 0.8680
Stock options fully vested amount, fair value							$ 434,024
2007 Stock Compensation Plan [Member]
Stock options granted to purchase common stock, issued														1,250,000		1,250,000
Stock options granted to purchase common stock, outstanding												1,250,000		1,250,000		1,250,000
2007 Stock Compensation Plan [Member] | Maximum [Member]
Number of restricted stock issued											2,500,000
2020 Stock Incentive Plan [Member] | Maximum [Member]
Number of restricted stock issued				14,000,000